INCOME TAX AND SOCIAL CONTRIBUTION- Deferred income tax and social contribution by subsidiaries (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 8,948,546	R$ 9,689,596
Deferred tax liabilities	(14,692,296)	(11,325,757)
Net asset (liability)	(5,743,750)
Eletronorte.
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,374,181	2,000,596
Deferred tax liabilities	(3,233,593)	(1,718,093)
Net asset (liability)	(1,859,412)	282,503
Change in deferred income tax due to asset reduction	535,366
Change in deferred income tax due to increase in liabilities	971,778
CGT Eletrosul
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,946,137	2,853,789
Deferred tax liabilities	(1,445,150)	(1,213,385)
Net asset (liability)	1,500,987	1,640,404
Chesf
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,754,433	1,848,014
Deferred tax liabilities	(2,424,625)	(1,702,027)
Net asset (liability)	(670,192)	145,987
Total
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,946,137	6,702,399
Deferred tax liabilities	(1,445,150)	(4,633,505)
Net asset (liability)	1,500,987	2,068,894
Eletrobras
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(569,816)	(650,523)
Net asset (liability)	(569,816)	(650,523)
Furnas
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,324,090	2,159,704
Deferred tax liabilities	(6,459,602)	(5,203,825)
Net asset (liability)	(4,135,512)	(3,044,121)
Eletropars
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(9,805)	(10,411)
Net asset (liability)	(9,805)	(10,411)
Eletronuclear
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	549,705	827,493
Deferred tax liabilities	(549,705)	(827,493)
Subtotal
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	6,002,409	2,987,197
Deferred tax liabilities	(13,247,146)	(6,692,252)
Net asset (liability)	R$ (7,244,737)	R$ (3,705,055)